SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of future minimum lease payments - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Schedule of future minimum lease payments [Abstract]
2020 (6 months)	$ 265,583	$ 531,166
2021	57,153	57,153
Total future minimum lease payments	322,736	$ 588,319
Lease imputed interest	(15,280)
Total	$ 307,456